Finance income (expense) - Analysis of finance income (expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income (expense) related to net borrowings
Interest and other finance expense on ordinary bonds	€ (507)	€ (475)	€ (517)
Net finance income (expense) on financial assets held for trading	(53)	11	31
Net expenses on other financial assets valued at fair value with effects on profit and loss	(2)
Interest and other expense due to banks and other financial institutions	(128)	(94)	(102)
Interest on lease liabilities	(315)	(304)	(347)
Interest from banks	57	4	10
Interest and other income on financial receivables and securities held for non-operating purposes	9	9	12
Finance income (expense) related to net borrowings	(939)	(849)	(913)
Exchange differences	238	476	(460)
Income (expense) from derivative financial instruments	13	(306)	351
Other finance income (expense)
Interest and other income on financing receivables and securities held for operating purposes	128	67	97
Capitalized finance expense	38	68	73
Finance expense due to the passage of time (accretion discount)	(199)	(144)	(190)
Other finance income (expense)	(204)	(100)	(3)
Other finance income (cost)	(237)	(109)	(23)
Finance income (expense)	€ (925)	€ (788)	€ (1,045)